Selected Quarterly Financial Data (unaudited) (Tables)	6 Months Ended
Jun. 30, 2013
Selected Quarterly Financial Data (unaudited)
Schedule of quarterly financial information

	First Quarter	Second Quarter
Six Months Ended June 30, 2013
License income, net	$—	$—
Total operating expenses	13,759,000	11,740,000
Other income (expense), net	(367,000)	(518,000)
Net loss	(14,126,000)	(12,258,000)
Net loss per share, basic and diluted	$(0.77)	$(0.67)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Year Ended December 31, 2012
License income, net	$1,748,000	$16,003,000	$—	$—
Total operating expenses	8,680,000	10,868,000	16,362,000	17,779 ,000
Other income (expense), net	49,000	(629,000)	(24,000)	(257,000)
Net (loss) income	(6,883,000)	4,506,000	(16,386,000)	(18,036,000)
Net (loss) income per share, basic(restated)(1)	$(4.91)	$3.17	$(11.41)	$(1.18)
Net (loss) income per share, diluted (restated)(1)	$(4.91)	$0.32	$(11.41)	$(1.18)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Year Ended December 31, 2011
License income, net	$3,058,000	$3,059,000	$3,058,000	$2,622,000
Total operating expenses	4,856,000	4,699,000	4,972,000	8,118,000
Other income (expense), net	94,000	139,000	(405,000)	(132,000)
Net loss	(1,704,000)	(1,501,000)	(2,319,000)	(5,628,000)
Net loss per share, basic and diluted (restated)(1)	$(1.22)	$(1.07)	$(1.66)	$(4.02)
(1)
Refer to Note 2, "Summary of Significant Accounting Policies—Restatement" for a description of restatement.